UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8061
                                    --------

         Diamond Hill Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

375 North Front Street, Suite 300, Columbus, Ohio 43215
--------------------------------------------------------------------------------
(Address of principal executive offices)         (Zip code)

James F. Laird, Jr., 375 North Front Street, Suite 300, Columbus, Ohio 43215
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (614) 255-3333
                                                    --------------

Date of fiscal year end:   12/31
                           -----

Date of reporting period:  09/30/04
                           --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                             Schedule of Investments
                         September 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Preferred Stock -- 0.4%
Finance -- 0.4%
Lehman Brothers Holdings                                     5,000   $   126,100
--------------------------------------------------------------------------------

Common Stocks -- 72.6%
Consumer Discretionary -- 20.0%
American Greetings Corp.*                                   49,000     1,230,879
Belo Corp.                                                  30,000       676,200
CPI Corp.                                                   26,600       352,450
Ennis Business Forms, Inc.                                  14,500       310,590
Hollywood Entertainment Corp.*                              27,000       266,490
Lodgenet Entertainment Corp.*                               32,000       422,400
MoneyGram International, Inc.                               35,000       597,800
Steiner Leisure Ltd.*                                       16,000       353,600
The Black & Decker Corp.                                     9,800       758,912
The Brink's Co.                                             25,000       754,250
United Auto Group, Inc.                                     20,000       501,800
ValueVision Media, Inc.*                                    19,000       254,410
Viad Corp.                                                   5,750       136,448
--------------------------------------------------------------------------------
                                                                       6,616,229
--------------------------------------------------------------------------------

Consumer Staples -- 1.1%
Del Monte Foods Co.*                                        35,000       367,150
--------------------------------------------------------------------------------

Energy -- 17.3%
Berry Petroleum Company                                     18,000       661,140
Cimarex Energy Co.*                                         22,500       786,150
Encore Acquisition Co.*                                     28,000       966,000
Helmerich & Payne                                           21,500       616,835
Lufkin Industries, Inc.                                      6,500       241,930
Southwestern Energy Co.*                                    43,200     1,813,967
Tidewater, Inc.                                             19,000       618,450
--------------------------------------------------------------------------------
                                                                       5,704,472
--------------------------------------------------------------------------------

Financial -- 7.2%
1st Source Corp.                                            21,936       562,439
Hanmi Financial Corp.                                       22,170       669,534
ITLA Capital Corp.*                                         13,710       633,402
MAF Bancorp, Inc.                                            6,545       282,286
Merchants Bancshares, Inc.                                   7,489       215,309
--------------------------------------------------------------------------------
                                                                       2,362,970
--------------------------------------------------------------------------------

Health Care -- 5.8%
Manor Care, Inc.                                            17,000       509,320
PacifiCare Health Systems, Inc.*                            38,000     1,394,600
--------------------------------------------------------------------------------
                                                                       1,903,920
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                            Shares      Value
--------------------------------------------------------------------------------
Common Stocks -- 72.6% continued
Industrial -- 11.1%
Kaydon Corp.                                                16,000   $   460,320
The Greenbrier Companies, Inc.*                             60,000     1,440,000
Trinity Industries, Inc.                                    31,000       966,270
United Industrial Corp.                                      9,000       296,010
Washington Group International, Inc.*                       14,000       485,940
--------------------------------------------------------------------------------
                                                                       3,648,540
--------------------------------------------------------------------------------

Information Technology -- 2.6%
Maxwell Technologies, Inc.*                                 32,400       334,044
The TriZetto Group, Inc.*                                   90,500       527,615
--------------------------------------------------------------------------------
                                                                         861,659
--------------------------------------------------------------------------------

Materials -- 6.7%
American Pacific Corp.*                                     19,500       145,646
Bowater, Inc.                                               11,000       420,090
Buckeye Technologies, Inc.*                                 82,500       919,875
Century Aluminum Co.*                                       18,000       499,140
Grief, Inc. - Class B                                        5,500       231,000
--------------------------------------------------------------------------------
                                                                       2,215,751
--------------------------------------------------------------------------------

Real Estate Investment Trust -- 0.8%
First Industrial Realty Trust, Inc.                          7,000       258,300
--------------------------------------------------------------------------------

Total Common Stocks                                                  $23,938,991
--------------------------------------------------------------------------------

Certificate of Deposit -- 6.1%
Huntington National                                      2,000,000   $ 2,000,000
--------------------------------------------------------------------------------

Registered Investment Companies -- 6.2%
Diamond Hill Short Term Fixed Income Fund - Class I^       205,243   $ 2,042,170
--------------------------------------------------------------------------------

Cash Equivalents -- 9.7%
First American Prime Obligations Fund - Class Y          1,600,533   $ 1,600,533
First American Treasury Obligations Fund - Class Y       1,600,533     1,600,533
--------------------------------------------------------------------------------
Total Cash Equivalents                                               $ 3,201,066
--------------------------------------------------------------------------------

                                                        Par Value       Value
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 3.0%
U.S. Treasury Note, 2.13%, 10/31/04                    $   500,000   $   500,196
U.S. Treasury Note, 1.25%, 5/31/05                         500,000       497,422
--------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                      $   997,618
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                                        Value
--------------------------------------------------------------------------------
Total Investment Securities -- 98.0%                                 $32,305,945
(Amortized Cost $25,181,437)

Other Assets In Excess Of Liabilities -- 2.0%                            643,281

--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                 $32,949,226
--------------------------------------------------------------------------------

* Non-income producing security.
^ Affiliated Fund, managed by Diamond Hill Capital Management, Inc. See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                             Schedule of Investments
                         September 30, 2004 (Unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
Common Stocks -- 89.2%
Consumer Discretionary -- 14.4%
American Greetings Corp.*                                   18,100   $   454,672
Belo Corp.                                                   5,000       112,700
Fortune Brands, Inc.                                         3,200       237,088
MoneyGram International, Inc.                                4,500        76,860
The Black & Decker Corp.                                     6,660       515,750
The Brink's Co.                                              8,100       244,377
--------------------------------------------------------------------------------
                                                                       1,641,447
--------------------------------------------------------------------------------

Consumer Staples -- 5.2%
Archer-Daniels-Midland Co.                                  19,000       322,620
Kimberly-Clark Corp.                                         4,300       277,737
--------------------------------------------------------------------------------
                                                                         600,357
--------------------------------------------------------------------------------

Energy -- 17.0%
Anadarko Petroleum Corp.                                     3,300       218,988
Apache Corp.                                                11,600       581,277
Burlington Resources, Inc.                                   2,800       114,240
ConocoPhillips                                               6,400       530,240
Devon Energy Corp.                                           7,100       504,171
--------------------------------------------------------------------------------
                                                                       1,948,916
--------------------------------------------------------------------------------

Financial -- 12.1%
Allstate Corp.                                               9,000       431,910
Comerica, Inc.                                               4,000       237,400
U.S. Bancorp                                                 9,200       265,880
Wells Fargo & Co.                                            4,500       268,335
Westpac Banking Corp. - ADR                                  2,800       180,040
--------------------------------------------------------------------------------
                                                                       1,383,565
--------------------------------------------------------------------------------

Health Care -- 11.8%
Boston Scientific Corp.*                                     2,700       107,271
Cardinal Health, Inc.                                        3,200       140,064
Johnson & Johnson                                            3,900       219,687
Manor Care, Inc.                                             5,300       158,788
Merck & Co., Inc.                                            3,500       115,500
PacifiCare Health Systems, Inc.*                            14,700       539,490
Pfizer, Inc.                                                 2,400        73,440
--------------------------------------------------------------------------------
                                                                       1,354,240
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
Common Stocks -- 89.2% continued
Industrial -- 12.6%
Eaton Corp.                                                  2,400   $   152,184
Fluor Corp.                                                  8,800       391,776
Masco Corp.                                                  4,000       138,120
Norfolk Southern Corp.                                       9,000       267,660
Parker Hannifin Corp.                                        1,750       103,005
Trinity Industries, Inc.                                    12,500       389,625
--------------------------------------------------------------------------------
                                                                       1,442,370
--------------------------------------------------------------------------------

Materials -- 13.3%
Bowater, Inc.                                                4,800       183,312
MeadWestvaco Corp.                                          11,000       350,900
Phelps Dodge Corp.*                                          6,800       625,804
Weyerhaeuser Co.                                             5,400       358,992
--------------------------------------------------------------------------------
                                                                       1,519,008
--------------------------------------------------------------------------------

Utilities -- 2.8%
American Electric Power Co., Inc.                            4,500       143,820
Dominion Resources, Inc.                                     2,700       176,175
--------------------------------------------------------------------------------
                                                                         319,995
--------------------------------------------------------------------------------
Total Common Stocks                                                  $10,209,898
--------------------------------------------------------------------------------

Cash Equivalents -- 10.1%
First American Government Obligations Fund - Class Y       575,366   $   575,366
First American Prime Obligations Fund - Class Y            575,366       575,365
--------------------------------------------------------------------------------
Total Cash Equivalents                                               $ 1,150,731
--------------------------------------------------------------------------------

Total Investment Securities -- 99.3%                                 $11,360,629
(Amortized Cost $9,104,758)

Other Assets In Excess Of Liabilities -- 0.7%                             77,112

--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                 $11,437,741
--------------------------------------------------------------------------------

* Non-income producing security.
ADR -  American Depository Receipt
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                             Schedule of Investments
                         September 30, 2004 (Unaudited)

                                                          Shares        Value
--------------------------------------------------------------------------------
Common Stocks -- 73.4%
Consumer Discretionary -- 14.9%
American Greetings Corp.*(t)                              67,500   $  1,695,600
Belo Corp.(t)                                             33,000        743,820
CPI Corp.(t)                                              30,700        406,775
Fortune Brands, Inc.(t)                                   10,000        740,900
MoneyGram International, Inc.(t)                          24,000        409,920
The Black & Decker Corp.(t)                               17,000      1,316,480
The Brink's Co.(t)                                        29,825        899,820
ValueVision Media, Inc.*(t)                               33,000        441,870
Viad Corp.(t)                                              6,000        142,380
--------------------------------------------------------------------------------
                                                                      6,797,565
--------------------------------------------------------------------------------

Consumer Staples -- 3.0%
Archer-Daniels-Midland Co.(t)                             79,500      1,349,910
--------------------------------------------------------------------------------

Energy -- 18.0%
Apache Corp.(t)                                           39,100      1,959,301
Cimarex Energy Co.*(t)                                    31,900      1,114,586
ConocoPhillips(t)                                         24,200      2,004,970
Devon Energy Corp.(t)                                     31,600      2,243,917
Southwestern Energy Co.*(t)                               23,000        965,770
--------------------------------------------------------------------------------
                                                                      8,288,544
--------------------------------------------------------------------------------

Financial -- 6.4%
Allstate Corp.(t)                                         26,500      1,271,735
U.S. Bancorp(t)                                           31,600        913,240
Wells Fargo & Co.(t)                                      12,500        745,375
--------------------------------------------------------------------------------
                                                                      2,930,350
--------------------------------------------------------------------------------

Health Care -- 9.2%
Boston Scientific Corp.*(t)                               10,500        417,165
Cardinal Health, Inc.(t)                                   9,000        393,930
Johnson & Johnson(t)                                      14,000        788,620
Merck & Co., Inc.(t)                                      12,900        425,700
PacifiCare Health Systems, Inc.*(t)                       60,000      2,202,000
--------------------------------------------------------------------------------
                                                                      4,227,415
--------------------------------------------------------------------------------

Industrial -- 10.1%
Fluor Corp.(t)                                            33,000      1,469,160
Norfolk Southern Corp.(t)                                 38,500      1,144,990
Trinity Industries, Inc.(t)                               64,400      2,007,348
--------------------------------------------------------------------------------
                                                                      4,621,498
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                         Shares        Value
--------------------------------------------------------------------------------
Common Stocks -- 73.4% continued
Materials -- 11.8%
MeadWestvaco Corp.(t)                                     38,000   $  1,212,200
Phelps Dodge Corp.*(t)                                    23,600      2,171,908
Weyerhaeuser Co.(t)                                       30,000      1,994,400
--------------------------------------------------------------------------------
                                                                      5,378,508
--------------------------------------------------------------------------------
Total Common Stocks                                                $ 33,593,790
--------------------------------------------------------------------------------

Cash Equivalents -- 13.7%
First American Government Obligations Fund - Class Y   3,128,202   $  3,128,202
First American Prime Obligations Fund - Class Y        3,128,202      3,128,202
--------------------------------------------------------------------------------
Total Cash Equivalents                                             $  6,256,404
--------------------------------------------------------------------------------

Registered Investment Companies -- 8.5%
Diamond Hill Short Term Fixed Income Fund - Class I^     389,621   $  3,876,724
--------------------------------------------------------------------------------

Total Investment Securities -- 93.3%                               $ 43,726,918
(Amortized Cost $36,642,079)

Segregated Cash With Brokers -- 32.4%
                                                                     14,841,577
Securities Sold Short -- (34.7)%
(Proceeds $14,893,032)
                                                                    (15,881,071)

Other Assets In Excess Of Liabilities -- 6.7%                         3,057,550

--------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $ 45,744,974
--------------------------------------------------------------------------------

*   Non-income producing security.
(t) Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $31,765,796.
^   Affiliated Fund, managed by Diamond Hill Capital Management, Inc.
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                        Schedule of Securities Sold Short
                         September 30, 2004 (Unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
Common Stocks -- 82.0%
Consumer Discretionary -- 35.5%
Amazon.com, Inc.*                                           25,500   $ 1,041,930
Appollo Group, Inc.*                                         8,900       652,993
Ford Motor Co.                                              24,000       337,200
Kohl's Corp.*                                               24,700     1,190,293
Panera Bread Co.*                                            4,000       150,160
The Gap, Inc.                                               18,000       336,600
Wal-Mart Stores, Inc.                                        4,700       250,040
Yahoo!, Inc.*                                               50,000     1,695,500
--------------------------------------------------------------------------------
                                                                       5,654,716
--------------------------------------------------------------------------------

Consumer Staples -- 5.0%
Colgate-Palmolive Co.                                        7,000       316,260
Kraft Foods, Inc.                                           10,900       345,748
Pepsi Bottling Group, Inc.                                   4,600       124,890
--------------------------------------------------------------------------------
                                                                         786,898
--------------------------------------------------------------------------------

Health Care -- 2.3%
Tenet Healthcare*                                           33,500       361,465
--------------------------------------------------------------------------------

Industrial -- 8.3%
General Electric Co.                                        30,000     1,007,400
United Parcel Service, Inc.                                  4,000       303,680
--------------------------------------------------------------------------------
                                                                       1,311,080
--------------------------------------------------------------------------------

Information Technology -- 30.9%
Cisco Systems, Inc.*                                        50,000       905,000
Dell, Inc.*                                                 30,000     1,068,000
EMC Corp.*                                                  50,000       577,000
Intel Corp.                                                 10,000       200,600
International Business Machines Corp.                        3,000       257,220
Juniper Networks, Inc.*                                     45,000     1,062,000
Lam Research Corp.*                                         17,400       380,712
National Semiconductor Corp.*                               30,000       464,700
--------------------------------------------------------------------------------
                                                                       4,915,232
--------------------------------------------------------------------------------
Total Common Stocks Sold Short                                       $13,029,391
--------------------------------------------------------------------------------

Exchange Traded Funds -- 18.0%
Consumer Discretionary -- 16.4%
Internet HOLDRs Trust*                                      20,000   $ 1,193,200
Nasdaq 100 Trust, Series I                                  40,000     1,404,800
--------------------------------------------------------------------------------
                                                                       2,598,000
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                  Schedule of Securities Sold Short (Continued)
                         September 30, 2004 (Unaudited)

                                                           Shares        Value
--------------------------------------------------------------------------------
Exchange Traded Funds -- 18.0% continued
Semiconductors -- 1.6%
Semiconductor HOLDRs Trust                                   8,400   $   253,680
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Exchange Traded Funds (Proceeds $2,849,941)                    $ 2,851,680
--------------------------------------------------------------------------------

Total Securities Sold Short (Proceeds $14,893,032)                   $15,881,071
--------------------------------------------------------------------------------

*  Non-income producing security.
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Bank & Financial Fund
                             Schedule of Investments
                         September 30, 2004 (Unaudited)

                                                           Shares       Value
--------------------------------------------------------------------------------
Preferred Stock -- 2.2%
Finance -- 2.2%
1st Source Capital Trust*                                    2,200   $    52,800
Lehman Brothers Holdings                                    14,400       363,168

--------------------------------------------------------------------------------
Total Preferred Stock                                                $   415,968
--------------------------------------------------------------------------------

Common Stocks -- 79.5%
Consumer Finance -- 1.4%
Countrywide Financial Corp.                                  7,000   $   275,730
--------------------------------------------------------------------------------

Finance - Banks & Thrifts -- 59.5%
1st Source Corp.                                            22,500       576,900
Bank of America Corp.                                        9,952       431,220
Bank of New York Co., Inc.                                  11,000       320,870
Capital Corp. of the West                                    7,693       330,799
Citigroup, Inc.                                             17,000       750,040
Comerica, Inc.                                              12,700       753,745
Commercial Capital Bancorp, Inc.*                           17,264       391,720
Corus Bankshares, Inc.                                       8,000       345,040
Fifth Third Bancorp                                         15,000       738,300
First National Bankshares of Florida                        11,000       270,050
First State Bancorp                                         15,186       478,815
Greater Bay Bancorp                                          7,000       201,250
Hanmi Financial Corp.                                       17,159       518,202
ITLA Capital Corp.*                                         13,302       614,552
MAF Bancorp, Inc.                                           10,589       456,704
Merchants Bancshares, Inc.                                   6,002       172,558
National City Corp.                                         14,000       540,680
PNC Financial Services Group                                 8,000       432,800
SouthTrust Corp.                                            12,000       499,920
Sovereign Bancorp, Inc.                                     20,510       447,528
U.S. Bancorp                                                28,300       817,869
Wells Fargo & Co.                                           12,800       763,264
Westpac Banking Corp. - ADR                                  7,500       482,250
--------------------------------------------------------------------------------
                                                                      11,335,076
--------------------------------------------------------------------------------

Financial - Diversified -- 9.2%
Federal Home Loan Mortgage Corp.                            10,700       698,068
Mellon Financial Corp.                                      12,000       332,280
Merrill Lynch & Co., Inc.                                   14,400       715,968
--------------------------------------------------------------------------------
                                                                       1,746,316
--------------------------------------------------------------------------------

Insurance -- 8.1%
Allstate Corp.                                              17,200       825,428
Assurant, Inc.                                               9,950       258,700
Montpelier Re Holdings Ltd.                                 12,500       458,500
--------------------------------------------------------------------------------
                                                                       1,542,628
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Bank & Financial Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                           Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 79.5% continued
Real Estate Investment Trust -- 1.3%
First Industrial Realty Trust, Inc.                          6,500   $   239,850

--------------------------------------------------------------------------------
Total Common Stocks                                                  $15,139,600
--------------------------------------------------------------------------------

Certificate Of Deposit -- 5.2%
Huntington National                                      1,000,000   $ 1,000,000
--------------------------------------------------------------------------------

Registered Investment Companies -- 3.2%
Diamond Hill Short Term Fixed Income Fund - Class I^        61,828   $   615,184
--------------------------------------------------------------------------------

Cash Equivalents -- 9.9%
First American Government Obligations Fund - Class Y       942,592   $   942,592
First American Prime Obligations Fund - Class Y            955,057       955,057

--------------------------------------------------------------------------------
Total Cash Equivalents                                               $ 1,897,649
--------------------------------------------------------------------------------

Total Investment Securities -- 100.0%                                $19,068,401
(Amortized Cost $15,935,926)

Other Assets In Excess Of Liabilities -- 0.0%                              8,240

--------------------------------------------------------------------------------
Net Assets -- 100.0%                                                 $19,076,641
--------------------------------------------------------------------------------

* Non-income producing security.
^ Affiliated Fund, managed by Diamond Hill Capital Management, Inc. ADR - American Depository Receipt
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                             Schedule of Investments
                         September 30, 2004 (Unaudited)

                                                                               Shares        Value
----------------------------------------------------------------------------------------------------
Common Stocks -- 13.9%
Energy -- 8.0%
Atlas Pipeline Partners, L.P.                                                    8,250   $   315,810
Energy Transfer Partners, L.P.                                                  14,060       670,942
GulfTerra Energy Partners, L.P.                                                  9,500       398,810
Kaneb Pipe Line Partners, L.P.                                                   5,980       309,585
Pacific Energy Partners, L.P.                                                   11,800       337,598
Petrofund Energy Trust                                                          15,500       195,300
Plains All American Pipeline, L.P.                                              11,300       406,574
Provident Energy Trust                                                          22,500       199,800
TEPPCO Partners, L.P.                                                            4,190       174,304
----------------------------------------------------------------------------------------------------
                                                                                           3,008,723
----------------------------------------------------------------------------------------------------

Financial Services -- 2.0%
American Capital Strategies, Ltd.                                               24,240       759,682
----------------------------------------------------------------------------------------------------

Real Estate Investment Trust -- 3.9%
Agree Realty Corp.                                                              10,000       284,000
Capital Automotive - REIT                                                        7,800       243,906
Government Properties Trust, Inc.                                               39,000       370,500
Lexington Corporate Properties Trust                                            13,200       286,572
RAIT Investment Trust                                                           10,350       283,073
----------------------------------------------------------------------------------------------------
                                                                                           1,468,051
----------------------------------------------------------------------------------------------------
Total Common Stocks                                                                      $ 5,236,456
----------------------------------------------------------------------------------------------------

Preferred Stock -- 45.8%
Ace Capital Trust I                                                             24,000   $   614,400
AGL Capital Trust                                                               12,000       318,840
Alesco Preferred Funding III                                                 1,221,287     1,221,286
Alesco Preferred Funding IV                                                        400       400,000
Alexandria Real Estate Series B - REIT                                           3,000        81,060
Alexandria Real Estate Series C - REIT                                          14,500       380,625
Bank One Capital I                                                              16,000       406,080
Blackrock Preferred Opportunity Trust                                           20,000       494,000
BSCH Finance Ltd.                                                                7,800       205,920
Capital Automotive Series A - REIT                                               2,000        50,800
Capital Automotive Series B - REIT                                              12,000       312,750
CBL & Associates Series B - REIT                                                 6,000       322,500
CBL & Associates Series C - REIT                                                19,000       497,990
Corporate Backed Trust Certificates, 7.75%                                       5,000       135,450
Corporate Backed Trust Certificates, 8.20%                                       5,000       132,500
Corporate Backed Trust Certificates, 8.25%                                       4,000       106,800
Corporate Office Trust - REIT                                                    4,000       102,000
Corts-TR IV Safeco Capital I                                                     4,000       108,480
Delphi Financial                                                                 4,000       106,040
Developers Divers Realty, 8.00% - REIT                                           2,000        52,780
Developers Divers Realty, 8.60% - REIT                                           3,000        80,400
DQE Capital Corp.                                                               26,000       653,380
EIX Trust I                                                                      9,350       235,714

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                                               Shares        Value
----------------------------------------------------------------------------------------------------
Preferred Stock -- 45.8% continued
EIX Trust II                                                                    16,000   $   405,920
Equity Inns, Inc.                                                                7,000       184,800
Everest Re Capital Trust                                                         3,000        82,200
Glimcher Realty Trust                                                            5,000       127,250
Grand Metro Delaware, L.P.                                                      20,000       512,000
Great West L&A Capital I                                                        10,000       251,500
Health Care REIT, Inc., 7.625%                                                  10,000       248,000
Health Care REIT, Inc., 7.875%                                                  10,000       253,400
Household Capital Trust V                                                       12,000       316,200
Huntington Preferred Capital, Inc. - REIT                                       10,400       294,424
IBC Capital Finance II                                                           5,000       135,600
Innkeepers USA Trust                                                            16,000       404,800
J.P. Morgan Chase & Co.                                                         14,100       723,948
Lexington Corporate Property Trust - REIT                                       14,500       374,825
MBNA Capital                                                                     8,000       216,080
Parkway Properties, Inc. - REIT                                                  8,000       208,560
Preferredplus Trust                                                             14,000       361,900
Provident Capital Trust III                                                     19,000       516,610
Provident Capital Trust IV                                                      12,500       336,625
PS Business Parks, Inc., 7.00% - REIT                                           16,000       392,000
PS Business Parks, Inc., 8.75% - REIT                                            4,000       106,600
PS Business Parks, Inc., 9.50% - REIT                                            6,800       182,920
REI Trust I                                                                      5,600       137,200
Saturns - AWE                                                                    5,800       160,080
Saturns - CZN                                                                    5,000       128,000
Saturns - FON                                                                   19,500       523,575
SL Green Realty Corp.                                                            6,600       167,970
Telephone & Data Systems                                                         4,000       105,320
The Mills Corp., 8.75% - REIT                                                   28,100       758,700
The Mills Corp., 9.00% - REIT                                                    6,600       179,388
Tommy Hilfiger USA, Inc.                                                         4,000       100,360
TXU Capital II                                                                  27,500       701,800
XL Capital Ltd.                                                                 14,000       382,480
Zions Capital Trust B                                                            9,500       258,590

----------------------------------------------------------------------------------------------------
Total Preferred Stock                                                                    $17,259,420
----------------------------------------------------------------------------------------------------

Registered Investment Companies -- 2.9%
Eaton Vance Tax-Advantaged Dividend Income Fund                                  8,000   $   158,800
Pimco High Income Fund                                                          37,400       551,650
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund        29,800       399,618

----------------------------------------------------------------------------------------------------
Total Registered Investment Companies                                                    $ 1,110,068
----------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                                            Par Value       Value
----------------------------------------------------------------------------------------------------
Corporate Bonds -- 30.0%
Consumer, Cyclical -- 2.0%
Cox Communications, Inc., 6.88%, 6/15/05                                   $   350,000   $   358,586
Dana Corp., 10.13%, 3/15/10                                                     75,000        85,125
Echostar DBS Corp., 9.13%, 1/15/09                                              68,000        75,650
Ford Motor Co., 8.88%, 4/1/06                                                  212,000       224,614
----------------------------------------------------------------------------------------------------
                                                                                             743,975
----------------------------------------------------------------------------------------------------

Consumer, Non-Cyclical -- 3.9%
RJ Reynolds Tobacco Holdings, 7.75%, 5/15/06                                   250,000       260,000
RJ Reynolds Tobacco Holdings, 6.50%, 6/1/07                                    500,000       507,500
Royal Caribbean Cruises, 8.00%, 5/15/10                                        205,000       230,881
Royal Caribbean Cruises, 8.75%, 2/2/11                                         400,000       467,000
----------------------------------------------------------------------------------------------------
                                                                                           1,465,381
----------------------------------------------------------------------------------------------------

Finance -- 13.3%
Ford Motor Credit Co., 5.35%, 11/20/06                                         100,000       100,144
Ford Motor Credit Co., 9.50%, 6/1/10                                           250,000       293,932
GATX Financial Corp., 6.88%, 11/1/04                                            50,000        50,182
GATX Financial Corp., 7.75%, 12/1/06                                           111,000       119,782
GATX Financial Corp., 8.88%, 6/1/09                                            100,000       116,088
International Bank Recon. & Dev., 7.00%, 11/24/15                              265,000       249,100
International Bank Recon. & Dev., 7.25%, 11/20/17                              200,000       190,040
Lehman Brothers Holdings, 6.00%, 3/26/14                                       315,000       308,070
Morgan Stanley, 5.62%, 11/1/13                                                 275,000       281,490
Morgan Stanley, 5.27%, 5/1/14                                                  440,000       436,770
Royal Bank of Canada, 5.75%, 4/23/09                                           400,000       372,000
SLM Corp., 5.32%, 10/1/10                                                      250,000       253,495
SLM Corp., 5.18%, 11/13/13                                                     300,000       304,260
Tobacco Settlement Financing Corp., 5.92%, 6/1/12                              270,000       267,108
UBS Ag Structured, 5.07%, 6/20/08                                              750,000       735,000
UBS Ag Structured, 6.60%, 3/20/09                                            1,000,000       980,000
----------------------------------------------------------------------------------------------------
                                                                                           5,057,461
----------------------------------------------------------------------------------------------------

Health Care -- 1.0%
Cardinal Health, Inc., 6.25%, 7/15/08                                          375,000       395,805
----------------------------------------------------------------------------------------------------

Industrial -- 6.0%
Beazer Homes, 8.63%, 5/15/11                                                   105,000       115,763
D.R. Horton, Inc., 9.75%, 9/15/10                                              100,000       120,750
Ft. James Corp., 6.88%, 9/15/07                                                 50,000        53,250
Georgia-Pacific Corp., 4.88%, 10/1/07                                          100,000       100,013
K.B. Home, 8.63%, 12/15/08                                                      90,000       101,250
K.B. Home, 7.75%, 2/1/10                                                       325,000       353,438
K.B. Home, 9.50%, 2/15/11                                                      430,000       478,374
Kaufman & Broad Home Corp., 7.75%, 10/15/04                                    110,000       110,000
Standard Pacific Corp., 6.88%, 5/15/11                                         350,000       367,500
Standard Pacific Corp., 9.25%, 4/15/12                                          50,000        57,500

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                                            Par Value       Value
----------------------------------------------------------------------------------------------------
Corporate Bonds -- 30.0% continued

Industrial -- 6.0% continued
Toll Corp., 8.25%, 2/1/11                                                  $   200,000   $   220,000
Toll Corp., 8.25%, 12/1/11                                                     175,000       194,031
----------------------------------------------------------------------------------------------------
                                                                                           2,271,869
----------------------------------------------------------------------------------------------------

Retail -- 1.9%
American Greetings, 6.10%, 8/1/28                                              480,000       512,400
Tommy Hilfiger USA, Inc., 6.85%, 6/1/08                                        200,000       202,250
----------------------------------------------------------------------------------------------------
                                                                                             714,650
----------------------------------------------------------------------------------------------------

Technology -- 0.8%
Unisys Corp., 7.88%, 4/1/08                                                    285,000       292,838
----------------------------------------------------------------------------------------------------

Transportation -- 1.0%
Northwest Air, Inc., 7.63%, 3/15/05                                            375,000       369,375
----------------------------------------------------------------------------------------------------

Utilities -- 0.1%
International Telephone, 7.50%, 7/1/11                                          40,000        40,069
----------------------------------------------------------------------------------------------------
Total Corporate Bonds                                                                    $11,351,423
----------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 1.3%
FHLB, 3.00%, 11/26/07                                                      $   500,000   $   500,536
----------------------------------------------------------------------------------------------------

                                                                              Shares        Value
----------------------------------------------------------------------------------------------------
Cash Equivalents -- 5.6%
First American Government Obligations Fund - Class A, 1.29%                    235,288   $   235,288
First American Prime Obligations Fund - Class Y, 1.29%                       1,897,248     1,897,248
----------------------------------------------------------------------------------------------------
Total Cash Equivalents                                                                   $ 2,132,536
----------------------------------------------------------------------------------------------------

Total Investment Securities -- 99.5%                                                     $37,590,439
(Amortized Cost $36,962,735)

Other Assets In Excess Of Liabilities -- 0.5%                                                203,042

----------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                     $37,793,481
----------------------------------------------------------------------------------------------------

REIT - Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                    Diamond Hill Short Term Fixed Income Fund
                             Schedule of Investments
                         September 30, 2004 (Unaudited)

                                                                    Par Value        Value
---------------------------------------------------------------------------------------------
Corporate Bonds -- 50.4%
Consumer Cyclicals -- 9.9%
Cox Communications, Inc., 6.88%, 6/15/05                           $   100,000    $   102,453
Echostar DBS Corp., 10.38%, 10/1/07                                    100,000        105,188
Ford Motor Co., 8.88%, 4/1/06                                          200,000        211,900
General American Transportation, 8.63%, 12/1/04                        311,000        314,050
---------------------------------------------------------------------------------------------
                                                                                      733,591
---------------------------------------------------------------------------------------------

Consumer, Non-Cyclical -- 14.7%
Carnival Corp., 7.05%, 5/15/05                                          50,000         51,240
Carnival Corp., 4.45%, 6/30/05                                         175,000        179,340
ITT Corp., 6.75%, 11/15/05                                             104,000        107,640
Philip Morris, 7.00%, 7/15/05                                          350,000        358,632
RJ Reynolds Tobacco Holdings, 7.75%, 5/15/06                            75,000         78,000
RJ Reynolds Tobacco Holdings, 6.50%, 6/1/07                             80,000         81,200
Royal Caribbean Cruises, 8.25%, 4/1/05                                 105,000        107,756
Royal Caribbean Cruises, 7.25%, 8/15/06                                120,000        127,800
---------------------------------------------------------------------------------------------
                                                                                    1,091,608
---------------------------------------------------------------------------------------------

Finance -- 1.3%
Ford Motor Credit Co., 5.35%, 11/20/06                                  50,000         50,072
General Motors Acceptance Corp., 7.50%, 7/15/05                         48,000         49,791
---------------------------------------------------------------------------------------------
                                                                                       99,863
---------------------------------------------------------------------------------------------

Industrial -- 7.8%
American Standard, Inc., 7.38%, 4/15/05                                 45,000         45,900
Fort James Corp., 6.88%, 9/15/07                                       120,000        127,800
Kaufman & Broad Home Corp., 7.75%, 10/15/04                            350,000        350,645
Waste Management, Inc., 7.00%, 5/15/05                                  52,000         53,051
---------------------------------------------------------------------------------------------
                                                                                      577,396
---------------------------------------------------------------------------------------------

Manufacturing -- 1.4%
Tyco International Group SA, 6.38%, 6/15/05                            100,000        102,567
---------------------------------------------------------------------------------------------

Medical Products -- 1.0%
Mallinckrodt, Inc., 6.75%, 9/15/05                                      75,000         77,296
---------------------------------------------------------------------------------------------

Technology -- 9.0%
Electronic Data Systems Corp., 6.85%, 10/15/04                         234,000        234,304
Electronic Data Systems Corp., 7.13%, 5/15/05                           25,000         25,550
Unisys Corp., 7.25%, 1/15/05                                           225,000        227,531
Unisys Corp., 7.88%, 4/1/08                                            175,000        179,813
---------------------------------------------------------------------------------------------
                                                                                      667,198
---------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                    Diamond Hill Short Term Fixed Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                                    Par Value        Value
---------------------------------------------------------------------------------------------
Corporate Bonds -- 50.4% continued
Utilities -- 5.3%
Duke Capital Corp., 7.25%, 10/1/04                                 $    54,000    $    54,007
Duke Capital Corp., 6.25%, 7/15/05                                     135,000        138,567
GTE Hawaiian Telephone, 6.75%, 2/15/05                                  40,000         40,583
Indiana Michigan Power, 6.13%, 12/15/06                                100,000        105,860
Oneok, Inc., 7.75%, 8/15/06                                             50,000         54,146
---------------------------------------------------------------------------------------------
                                                                                      393,163
---------------------------------------------------------------------------------------------
Total Corporate Bonds                                                             $ 3,742,682
---------------------------------------------------------------------------------------------

Mortgage-Backed Securities -- 35.1%
FHLMC PC Gold Balloon RST, 6.00%, 11/1/06                          $    31,870    $    32,662
FHLMC PC Gold Balloon RST, 5.00%, 3/1/08                               116,937        119,768
FHLMC PC Gold Balloon RST, 6.00%, 7/1/08                                43,733         44,944
FHLMC PC Gold Balloon RST, 5.50%, 8/1/08                                76,841         79,124
FHLMC PC Gold Balloon RST, 5.00%, 11/1/08                               47,221         48,270
FHLMC PC Gold Balloon RST, 5.00%, 11/1/09                              407,348        416,392
FHLMC PC Gold Balloon RST, 4.50%, 4/1/10                               262,634        266,267
FHLMC PC Gold Balloon RST, 4.00%, 7/1/10                               233,001        233,161
FHLMC Pool M90735, 5.00%, 6/1/07                                       128,806        131,912
FHLMC Pool M90765, 4.50%, 10/1/07                                       46,177         46,959
FHLMC Pool N90748, 5.00%, 8/1/07                                       102,630        105,105
FHLMC Pool N97967, 6.00%, 5/1/05                                        66,280         67,738
FHLMC Pool N98137, 5.00%, 11/1/05                                      113,422        114,262
FNMA, 6.00%, 1/1/05                                                    175,062        176,280
FNMA, 6.00%, 4/1/05                                                     74,654         76,078
FNMA, 6.00%, 9/1/05                                                    135,345        137,925
FNMA, 5.50%, 1/1/06                                                     30,866         31,228
FNMA, 5.50%, 4/1/06                                                     56,605         57,611
FNMA, 5.00%, 2/1/09                                                    185,478        189,401
FNMA, 5.00%, 2/1/10                                                    212,564        217,059
GMAC Mortgage Corp. Loan Trust, 5.75%, 11/25/32                         10,733         10,751
---------------------------------------------------------------------------------------------
Total Mortgage-Backed Securities                                                  $ 2,602,897
---------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 9.9%
FHLB, 3.00%, 11/26/07                                              $   200,000    $   200,214
FHLB, 3.88%, 11/28/07                                                  100,000        100,016
FHLB, 3.50%, 4/1/08                                                     25,000         25,004
FHLB, 3.63%, 11/28/08                                                   25,000         24,967
FHLB, 3.25%, 12/30/08                                                  100,000         98,639
FHLMC, 3.38%, 4/23/08                                                  200,000        199,610
FNMA, 5.50%, 4/1/06                                                     32,631         33,211
FNMA, 4.00%, 8/13/10                                                    50,000         49,485
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                          $   731,146
---------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                    Diamond Hill Short Term Fixed Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

                                                                    Par Value        Value
---------------------------------------------------------------------------------------------
Municipal Obligations -- 2.7%
Badger Tobacco Asset Securitization Corp., 5.00%, 6/1/08           $    50,000    $    50,412
California Tobacco Settlement Financing Authority, 3.70%, 5/1/07        50,000         49,684
California Tobacco Settlement Financing Authority, 4.00%, 5/1/08       100,000         98,642
---------------------------------------------------------------------------------------------
Total Municipal Obligations                                                       $   198,738
---------------------------------------------------------------------------------------------

                                                                       Shares        Value
---------------------------------------------------------------------------------------------
Cash Equivalents -- 3.7%
First American Prime Obligations Fund - Class Y                        274,462    $   274,462
---------------------------------------------------------------------------------------------

Total Investment Securities -- 101.8%                                             $ 7,549,925
(Amortized Cost $7,536,588)

Liabilities In Excess Of Other Assets -- (1.8%)                                      (132,955)

---------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                              $ 7,416,970
---------------------------------------------------------------------------------------------

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Assoc.
See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds
                        Notes to Schedule of Investments
                         September 30, 2004 (Unaudited)

Security valuation -- Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities or other assets for which the above valuation procedures are inappropriate or deemed not to reflect fair value are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Short sales -- The Focus Fund, Bank & Financial Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposits with brokers for securities sold short" on the Statement of Assets & Liabilities.

Repurchase agreements -- In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions -- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

                               Diamond Hill Funds
                  Notes to Schedule of Investments (Continued)
                         September 30, 2004 (Unaudited)

Federal tax information -- As of September 30, 2004, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation as follows:

-----------------------------------------------------------------------------------------------------------
                                                          Gross              Gross                 Net
                                    Federal Tax         Unrealized         Unrealized          Unrealized
                                       Cost            Appreciation       Depreciation        Appreciation
-----------------------------------------------------------------------------------------------------------
Small Cap Fund                      $25,181,936        $ 7,466,535        $  (342,526)        $ 7,124,009
-----------------------------------------------------------------------------------------------------------
Large Cap Fund                      $ 9,111,839        $ 2,397,501        $  (148,711)        $ 2,248,790
-----------------------------------------------------------------------------------------------------------
Focus Long-Short Fund               $36,645,990        $ 8,729,740        $(2,636,851)        $ 6,092,889
-----------------------------------------------------------------------------------------------------------
Bank & Financial Fund               $15,980,637        $ 3,230,273        $  (142,509)        $ 3,087,764
-----------------------------------------------------------------------------------------------------------
Strategic Income Fund               $ 7,536,588        $    24,497        $   (11,160)        $    13,337
-----------------------------------------------------------------------------------------------------------
Short Term Fixed Income Fund        $36,926,735        $   956,650        $  (328,946)        $   627,704
-----------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diamond Hill Funds

By

/s/ James F. Laird, Jr.
-------------------------------
James F. Laird, Jr.
President

Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James F. Laird
-------------------------------
James F. Laird, Jr.
President

Date: November 29, 2004

By

/s/ Gary R. Young
-------------------------------
Gary R. Young.
Treasurer

Date: November 29, 2004